MS -TEC SUM -SUP-1 022814

Summary Prospectus Supplement dated February 28, 2014

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, Y, shares of the Fund listed below:

Invesco Technology Sector Fund

The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2014
Janet Luby	Portfolio Manager	2014”

MS -TEC SUM -SUP-1 022814